FINANCIAL ASSETS AND LIABILITIES - Summary of Managers and Directors Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Short-term benefits to officers and directors	R$ 207,026	R$ 160,020	R$ 177,405
Share-based compensation	97,510	77,210	68,209
Long-term benefits to officers and directors	60,781	26,563	5,863
Post-employment benefits	2,888	2,039	750
Managers' and directors' compensation	R$ 368,205	R$ 265,832	R$ 252,227